Financial Assets (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value
	Fair value
	As at December 31, 2021		As at December 31, 2020
	Assets	Liabilities	Assets	Liabilities
Held-for-trading investments	$681	$-	$594,263	$-